Property and equipment	12 Months Ended
Jan. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment

NOTE 5 – Property and equipment

The balances of our major classes of depreciable assets and useful lives are:

	January 31, 2023	January 31, 2022
Geology equipment (3 to 7 years)	$89,420	$315,052
Vehicles and transportation equipment (5 years)	37,592	48,592
Office furniture and equipment (3 to 7 years)	2,140	71,584
	129,152	435,228
Less: accumulated depreciation	(107,264)	(407,506)
	$21,888	$27,722

During the year ended January 31, 2023, the Company wrote off $265,403 of property and equipment and sold $40,673 of equipment. The Company recognized a gain of $5,000 on the sale of property. Depreciation expense was $5,834 for the years ended January 31, 2023 and 2022.